Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	4.00%	(1.10%)	(8.80%)
Puerto Rico taxes, net of federal benefit	0.00%	3.30%	5.00%
Change in valuation allowance	1.00%	(3.20%)	18.80%
Permanent differences	0.60%	1.60%	1.40%
Federal tax credits, net of reserves	(0.50%)	(9.50%)	(10.60%)
Equity-based compensation	(2.20%)	(0.00%)	(0.00%)
Other, net	(0.60%)	(1.00%)	(0.60%)
Effective income tax rate	37.30%	25.10%	40.20%